EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Equipment
	Computer	Furniture &		Mining
	Equipment	Equipment	Vehicles	Equipment	Total
Cost
Balance, December 31, 2017	$100,074	$276,830	$172,692	$1,314,829	$1,864,425
Additions/(Disposals)	3,180	2,015	-	24,476	29,671
Impairment charge	-	-	-	(1,314,829)	(1,314,829)
Balance, December 31, 2018	$103,254	$278,845	$172,692	$24,476	$579,267
Accumulated depreciation
Balance, December 31, 2017	$96,695	$217,073	$129,842	$888,904	$1,332,514
Depreciation for year	1,316	16,351	13,337	3,491	34,495
Impairment charge	-	-	-	(888,904)	(888,904)
Balance, December 31, 2018	$98,011	$233,424	$143,179	$3,491	$478,105
Carrying amount at December 31, 2018	$5,243	$45,421	$29,513	$20,985	$101,162
Cost
Balance, December 31, 2018	$103,254	$278,845	$172,692	$24,476	$579,267
Additions/(Disposals)	-	-	46,914	-	46,914
Balance, December 31, 2019	$103,254	$278,845	$219,606	$24,476	$626,181
Accumulated depreciation
Balance, December 31, 2018	$98,011	$233,424	$143,179	$3,491	$478,105
Disposals	-	-	(39,178)	-	(39,178)
Depreciation for year	792	12,445	10,641	3,892	27,770
Balance, December 31, 2019	$98,803	$245,869	$114,642	$7,383	$466,697
Carrying amount at December 31, 2019	$4,451	$32,976	$104,964	$17,093	$159,484
Cost
Balance, December 31, 2019	$103,254	$278,845	$219,606	$24,476	$626,181
Additions	-	-	111,592	-	111,592
Disposals	(1,326)	-	(76,803)	-	(78,129)
Balance, December 31, 2020	$101,928	$278,845	$254,395	$24,476	$659,644
Accumulated depreciation
Balance, December 31, 2019	$98,803	$245,869	$114,642	$7,383	$466,697
Disposals	-	-	(12,431)	-	(12,431)
Depreciation for year	2,003	6,243	40,161	3,171	51,578
Balance, December 31, 2020	$100,806	$252,112	$142,372	$10,554	$505,844
Carrying amount at December 31, 2020	$1,122	$26,733	$112,023	$13,922	$153,800